Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	11,294	8,157	8,310
Amount Defaulted | $	$ 321	$ 118	$ 182
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	724	531	494
Amount Defaulted | $	$ 53	$ 24	$ 21
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	36	27	18
Amount Defaulted | $	$ 9	$ 12	$ 8
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	374	132	273
Amount Defaulted | $	$ 41	$ 17	$ 36
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	415	434	636
Amount Defaulted | $	$ 5	$ 9	$ 12
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	8,372	6,827	6,286
Amount Defaulted | $	$ 36	$ 30	$ 29
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,921	7,951	7,707
Amount Defaulted | $	$ 144	$ 92	$ 106
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	4	4	5
Amount Defaulted | $		$ 1	$ 1
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,369	202	598
Amount Defaulted | $	$ 177	$ 25	$ 75